FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financial assets related to foreign currency derivative hedging contracts		$ 101
Financial liabilities related to foreign currency derivative hedging contracts	$ (142)
Marketable securities	36,318	52,774
Contingent consideration related to Mailvision		(228)
Earn-Out liability related to the acquisition of ACS	(487)	(2,109)
Total financial net assets (liabilities)	35,689	50,538
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Financial assets related to foreign currency derivative hedging contracts		101
Financial liabilities related to foreign currency derivative hedging contracts	(142)
Marketable securities	36,318	52,774
Contingent consideration related to Mailvision		0
Earn-Out liability related to the acquisition of ACS	0	0
Total financial net assets (liabilities)	36,176	52,875
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Financial assets related to foreign currency derivative hedging contracts		0
Financial liabilities related to foreign currency derivative hedging contracts	0
Marketable securities	0	0
Contingent consideration related to Mailvision		(228)
Earn-Out liability related to the acquisition of ACS	(487)	(2,109)
Total financial net assets (liabilities)	$ (487)	$ (2,337)